Finance costs (Tables)	12 Months Ended
Apr. 30, 2026
Finance Costs
Schedule of Finance Costs

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD

Interest expense on bank borrowings	52,697	73,258	125,836	98,788
Interest expense on lease liabilities	15,470	17,457	17,226	13,523
	68,167	90,715	143,062	112,311